3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

fax: 215.981.4750

falcoj@pepperlaw.com

December 1, 2017

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:                             FundVantage Trust

Post-Effective Amendment No. 177 to Registration Statement on Form N-1A

1933 Act File No. 333-141120

1940 Act File No. 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), enclosed for filing is a copy of Post-Effective Amendment No. 177 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”) in connection with the Trust’s annual update of its Registration Statement in order to incorporate certain material changes into the Prospectus and Statement of Additional Information (“SAI”) for the Gotham Index Core Fund and Gotham Master Long Fund, each a series of the Trust (the “Funds”).  Specifically, the Funds’ Prospectus and SAI have been revised to reflect changes in the name and investment strategies and policies for both Funds.

Pursuant to Rule 485(d)(2) of the Act, the Trust will file a subsequent amendment to the Trust’s Registration Statement pursuant to Rule 485(b) in order to update the financial statements and financial highlights for the Funds as well as to make any other non-material changes.

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Please call the undersigned at 215-981-4659 or John M. Ford, Esq. of this office at 215-981-4009 with any questions regarding the Amendment.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                                Joel L. Weiss, President of FundVantage Trust

John M. Ford, Esq.